Deferred Share Units (Tables)	9 Months Ended
Aug. 31, 2019
Deferred Share Units [Abstract]
Schedule of share-based compensation, restricted stock units award activity
	Three months ended				Six months ended
	August 31, 2019		August 31, 2018		August 31, 2019		August 31, 2018
	$	shares	$	shares	$	shares	$	shares
Additional paid in capital	-	-	-	-	-	-	7,565	8,660
Accrued liability	-	-	-	-	-	-	-	-